Leases - Reconciliation of Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 60,995	$ 6,823
Less: future interest charges	(19,787)	(147)
Total discounted lease obligations	41,208	6,676
Non-current portion of lease obligations	(14,198)	(5,356)
Non-current portion of lease obligations	27,010	1,320
Within one year [member]
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	16,221	5,488
Between one and five years [member]
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	23,099	1,335
Beyond five years [member]
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 21,675	$ 0